Stockholders' Equity (Details) $ in Thousands					6 Months Ended		12 Months Ended
	May 10, 2019 shares	May 02, 2019 shares	Sep. 14, 2018 shares	Aug. 10, 2018 USD ($) shares	Jun. 30, 2019 USD ($) director shares	Jun. 30, 2018 director	Dec. 31, 2018 shares
Stock Based Compensation
Agreed contribution from stockholder | $				$ 10,000
Number of shares issued upon refinancing of debt in exchange for debt reduction				7,095,877
Number of shares issued upon refinancing of debt in exchange for debt reduction before reverse stock split				99,342,271
Number of shares issued for one share under reverse stock split		0.0714					0.0714
Percentage of shares issued to lender to outstanding stock				47.50%
Number of directors who elected to receive their compensation in shares | director					0	0
Common stock, shares outstanding before reverse stock split		213,324,455					(213,324,455)
Common stock, shares outstanding		15,237,456			15,373,194		15,237,456
Minimum proceeds from offerings of common stock as condition to pay cash dividends | $					$ 50,000
Restricted stock
Stock Based Compensation
Shares issued and outstanding					434,512		298,774
Executive officers | Restricted stock
Stock Based Compensation
Shares granted			298,774
Shares granted before reverse stock split			4,182,832
Vesting on December 31, 2019 | Executive officers | Restricted stock
Stock Based Compensation
Vesting percentage			50.00%
Vesting period			15 months 15 days
Vesting on December 31, 2021 | Executive officers | Restricted stock
Stock Based Compensation
Vesting percentage			50.00%
Vesting period			39 months 15 days
Manager's employees
Stock Based Compensation
Contractual obligation for any stock to be granted | $					$ 0
Stock compensation (in shares)					0
Manager's employees | Restricted stock
Stock Based Compensation
Shares granted	137,944
Shares issued and outstanding					135,738
Forfeiture of shares					2,206
Manager's employees | Vesting on December 31, 2019 | Restricted stock
Stock Based Compensation
Vesting percentage	50.00%
Vesting period	7 months 20 days
Manager's employees | Vesting on December 31, 2021 | Restricted stock
Stock Based Compensation
Vesting percentage	50.00%
Vesting period	31 months 20 days